Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Selling commissions:
Related party products	$ 400,560	$ 161,370	$ 82,397
Non-related party products	116,074	19,111	22,996
Dealer manager fees:
Related party products	227,420	94,761	56,935
Non-related party products	56,381	10,100	10,820
Investment banking advisory services:
Related party products	45,484
Non-related party products		925
Transfer agency revenue (related party)	8,667
Services revenue:
Related party products	24,968	970	1,374
Non-related party products	492	54	368
Reimbursable expenses
Related party products	6,375	186	115
Non-related party products	100	(25)	16
Other	(26)	45	(292)
Total revenues	886,495	287,497	174,729
Third-party commissions:
Related party products	400,598	161,399	82,301
Non-related party products	116,074	19,111	22,967
Third-party reallowance:
Related party products	65,018	24,385	11,788
Non-related party products	19,563	2,464	3,139
Internal commissions, payroll and benefits	115,994	45,865	29,174
Conferences and seminars	25,486	14,938	12,135
Travel	7,623	6,235	5,942
Marketing and advertising	8,611	2,680	303
Related party expense allocations	930	8	246
Non-related party expenses	3,663	1,559	1,672
Data processing	6,268
Management fee	5,996
Transaction costs	4,587
Related party expense allocations	2,529	727	816
Non-related party expenses	3,003	714	504
Total expenses	785,943	280,085	170,987
Income before taxes	100,552	7,412	3,742
Provision for income taxes	2,202
Net income	98,350	7,412	3,742
Less: net income attributable to non-controlling interests	95,749	7,412	3,742
Net income attributable to RCS Capital Corporation	$ 2,601
Per Share Data
Basic and diluted number of shares attributable to Class A stockholders	2,500,000
Net income per share attributable to RCS Capital Corporation	$ 1.04